Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Preferred shares
At December 31, 2016 and 2015, the issued and outstanding redeemable preferred shares of the Company, each with a par value of $1.00 per share, and the changes in the preferred shares during the year, were as follows:

	December 31, 2015	Exchanged May 2016	After exchange May 2016	Redeemed November 2016	December 31, 2016
Series D 6.5% cumulative	9,200,000	(6,415,264)	2,784,736	(2,784,736)	—
Series E 7.25% cumulative	14,950,000	(11,753,798)	3,196,202	(3,196,202)	—
Series F 5.875% non-cumulative	10,000,000	(7,320,574)	2,679,426	—	2,679,426
Series G 6.5% cumulative	—	6,415,264	6,415,264	—	6,415,264
Series H 7.25% cumulative	—	11,753,798	11,753,798	—	11,753,798
Series I 5.875% non-cumulative	—	7,320,574	7,320,574	—	7,320,574
	34,150,000	—	34,150,000	(5,980,938)	28,169,062
The deferred issuance costs paid included in additional paid-in capital, comprised of underwriting discounts and commissions, and the aggregate liquidation value of each series of preferred shares outstanding at December 31, 2016 were as follows (in millions of U.S. dollars):

	Series F	Series G	Series H	Series I
Date of issuance	February 2013	May 2016	May 2016	May 2016
Underwriting discounts and commissions (1)	$2.3	$5.4	$9.5	$6.4
Aggregate liquidation value, at $25 per share	$67.0	$160.4	$293.8	$183.0

(1)
Underwriting discounts and commissions for Series F and I represent the original amounts paid to issue Series F shares. Underwriting discounts and commissions for Series G and H represent the original amounts paid to issue Series D and E which were redeemed in November 2016, as described below. These amounts were reallocated as a result of the shares that were exchanged in May 2016 of December 31, 2016 for $nil consideration or cost.